Stock-Based Compensation Overview, Expense and Valuation Model (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock based compensation
Stock-based compensation expense	$ 15,844,000	$ 21,466,000	$ 20,183,000
Income tax benefit	(5,984,000)	(8,121,000)	(7,581,000)
Total stock-based compensation expense, net of income taxes	9,860,000	13,345,000	12,602,000
Unrecognized compensation cost for all stock-based compensation awards	24,500,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2 years 4 months
Tax benefit from exercise of stock options and other awards	6,100,000
System operations
Stock based compensation
Stock-based compensation expense	2,911,000	3,029,000	2,645,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	12,933,000	18,437,000	17,538,000
2005 and 2013 Long-Term Incentive Plans
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2013, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 and 2013 Long-Term Incentive Plans | Stock Options
Stock based compensation
Stock-based compensation expense	5,810,000	8,471,000	9,549,000
2005 and 2013 Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Mar. 29, 2014
2005 and 2013 Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Dec. 18, 2023
2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	9,485,000	12,300,000	10,037,000
2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	2,000	240,000	12,000
2009 Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of Award	The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
Stock based compensation
Stock-based compensation expense			255,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 547,000	$ 455,000	$ 330,000
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2013 expire between 2014 and 2023. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Black Scholes valuation model assumptions
Expected life		4 years 6 months	4 years 4 months
Expected annual volatility rate, minimum	29.20%	40.70%	43.40%
Expected annual volatility rate, maximum	39.60%	42.60%	44.80%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	0.70%	0.50%	0.70%
Risk-free interest rate, maximum	2.40%	0.90%	2.00%
Estimated annual forfeiture rate, minimum	0.00%	0.00%	0.00%
Estimated annual forfeiture rate, maximum	8.10%	9.10%	7.80%
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options | Minimum
Black Scholes valuation model assumptions
Expected life	4 years 5 months
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Stock Options | Maximum
Stock based compensation
Shares reserved	10,139,000
Black Scholes valuation model assumptions
Expected life	9 years 0 months
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares | 2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of Award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Common Shares | Non-Employee Directors' Plan
Stock based compensation
Shares reserved	212,000